Other Long-term Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2020	2019
Payroll and related expenses	$286,789	$239,407
Provision for warranty and cost	226,589	186,109
Provision for vendors on accrued expenses	79,254	76,299
Provision for vacation pay (1)	93,588	69,811
Provision for losses on long-term contracts	91,010	96,591
Provision for income tax, net of advances	19,401	27,498
Provision for royalties	40,603	36,296
Other income tax liabilities	923	1,318
Value added tax (“VAT”) payable	15,992	22,910
Derivative instruments	22,579	8,326
Contingent purchase obligations	8,904	23,984
IMI acquisition payment (2)	60,560	—
Other (3)	272,081	263,531
	$1,218,273	$1,052,080

(1)Long-term provision for vacation pay - see Note 20.
(2)See Note 1D(5).
(3)Includes provisions for estimated future costs in respect of (1) unbilled services of certain third parties, (2) probable loss from claims (legal or asserted) in the ordinary course of business and (3) damages caused by the items sold and claims as to the specific products ordered.
OTHER LONG-TERM LIABILITIES
The following table presents the components of other long-term liabilities as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Contingent purchase obligation	$80,618	$132,504
Provision for vacation pay	38,757	33,094
Accrued expenses on evacuation(*)	33,186	41,805
Provision for losses on long-term contracts	10,436	—
Other	18,744	18,075
	$181,741	$225,478

(*)    Accrued expenses on evacuation - expenses related to relocation of certain of IMI's facilities (see Note 1D(5)).